Note 2 - Acquistions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Note 2:	Acquisitions

Franchises acquired during 2014

During 2014, the Company acquired substantially all the assets and certain liabilities of six franchises including franchises that manage four clinics operating in Los Angeles County, for a purchase price of $900,000 which was paid in cash. The Company is operating four of the acquired franchises as managed company clinics and has terminated the two remaining franchises. On January 1, 2015, the Company acquired an additional three undeveloped franchises.  This resulted in a net deferred revenue adjustment of $41,100 to the net purchase price.  No additional consideration was paid on January 1, 2015. The remaining $858,900 was accounted for as the total consideration paid for the acquired franchises.

The purchase price allocation for these acquisitions is complete. The following summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition date:

Property and equipment	$297,630
Intangible assets	153,000
Goodwill	636,104
Total assets acquired	1,086,734
Unfavorable leases	(227,834)
Net assets acquired	$858,900

Intangible assets consist of reacquired franchise rights of $81,000 and customer relationships of $72,000 and will be amortized over their estimated useful lives of seven years and two years, respectively.

Unfavorable leases consist of leases with rents that are in excess of market value. This liability will be amortized over the lives of the associated leases.

Goodwill recorded in connection with this acquisition was attributable to the workforce of the clinics and synergies expected to arise from cost savings opportunities. All of the recorded goodwill is tax-deductible.

The Company has retrospectively adjusted the condensed consolidated balance sheet as of December 31, 2014 related to adjustments to the purchase price allocation of the above acquisition.  The impacts are adjustments to deferred franchise costs, goodwill and deferred revenue, with no changes to total net assets.  There were no impacts on the consolidated statements of operations or cash flows for any prior periods as a result of these adjustments.  The balance sheet impacts are as follows:

	December 31, 2014
	As reported	As revised

Deferred franchise costs - current portion	$668,700	$622,800
Goodwill	$677,204	$636,104
Deferred revenue - current portion	$2,044,500	$1,957,500

Franchises acquired during 2015

During the nine months ended September 30, 2015, the Company continued to execute its growth strategy and entered into a series of unrelated transactions with existing franchisees to re-acquire an aggregate of 23 developed and 34 undeveloped franchises throughout Arizona, California, and New York for an aggregate purchase price of $5,396,875, subject to certain adjustments, consisting of cash of $4,652,525 and notes payable of $744,350. Of the 23 developed franchises, the Company is operating 21 as company-owned or managed clinics and has closed the remaining two clinics. The 34 undeveloped franchises have been terminated and the Company may relocate them. At the time these transactions were consummated, the Company carried a deferred revenue balance of $976,500, representing franchise fees collected upon the execution of the franchise agreements, and deferred franchise costs of $478,200, related to undeveloped franchises.  In accordance with ASC 952-605, the Company accounted for the franchise rights associated with the undeveloped franchise as a cancellation, and the respective deferred revenue and deferred franchise costs were netted against the aggregate purchase price.  The remaining $4,898,575 was accounted for as consideration paid for the acquired franchises.

Additionally, in January 2015, in connection with the default by a franchisee under its franchise agreement, the Company assumed substantially all of the assets of a clinic in Tempe, Arizona in exchange for $25,000.  The Company has accounted for this as a business combination.  The Company completed its valuation of the fair value of the assets acquired, including intangible assets, in September 2015. Because the net assets acquired exceeded the consideration paid, the Company recognized a bargain purchase gain of $384,214 during the three months ended September 30, 2015.

The Company incurred $361,997 of transaction costs related to these acquisitions for the nine months ended September 30, 2015.

Purchase Price Allocation

The purchase price allocations for these acquisitions are preliminary and subject to further adjustment upon finalization of the opening balance sheet. The following summarizes the aggregate fair values of the assets acquired and liabilities assumed during 2015 as of the acquisition date:

Property and equipment	$1,539,321
Intangible assets	1,531,041
Favorable leases	17,469
Goodwill	2,312,259
Total assets acquired	5,400,090
Deferred membership revenue	(117,301)
Net assets acquired	$5,282,789
Bargain purchase gain	(384,214)
Net purchase price	$4,898,575

Intangible assets in the table above consist of reacquired franchise rights of $1,215,248 and customer relationships of $315,793, and will be amortized over their estimated useful lives ranging from six to seven years and two years, respectively.

The estimates of the fair value of the assets or rights acquired and liabilities assumed at the date of the applicable acquisition are subject to adjustment during the measurement period (up to one year from the particular acquisition date). The primary areas of the accounting for the acquisitions that are not yet finalized relate to the fair value of certain tangible and intangible assets acquired, residual goodwill and any related tax impact. The fair value of these net assets acquired are based on management’s estimates and assumptions, as well as other information compiled by management, including valuations that utilize customary valuation procedures and techniques. While the Company believes that such preliminary estimates provide a reasonable basis for estimating the fair value of assets acquired and liabilities assumed, it evaluates any necessary information prior to finalization of the fair value. During the measurement period, the Company will adjust assets or liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the revised estimated values of those assets or liabilities as of that date. The effect of measurement period adjustments to the estimated fair value is reflected as if the adjustments had been completed on the acquisition date. The impact of all changes that do not qualify as measurement period adjustments are included in current period earnings. If the actual results differ from the estimates and judgments used in these fair values, the amounts recorded in the condensed consolidated financial statements could be subject to a possible impairment of the intangible assets or goodwill, or require acceleration of the amortization expense of intangible assets in subsequent periods. During the three months ended September 30, 2015, the Company made certain measurement period adjustments related to several acquisitions consummated in period. Property and equipment was increased by $47,859, intangible assets increased by $72,400, favorable leases increased by $17,469 and deferred membership revenue decreased by $7,032 with the resulting offset to goodwill of $130,696.

Goodwill recorded in connection with these acquisitions was attributable to the workforce of the clinics and synergies expected to arise from cost savings opportunities. All of the recorded goodwill is tax-deductible.

Pro Forma Results of Operations (Unaudited)

The following table summarizes selected unaudited pro forma condensed consolidated statements of operations data for the three and nine months ended September 30, 2015 and 2014 as if the acquisitions had been completed on January 1, 2014.

	Pro Forma for the Three Months Ended		Pro Forma for the Nine Months Ended
	September 30, 2015	September 30, 2014	September 30, 2015	September 30, 2014
Revenues, net	$4,159,975	$2,668,562	$11,030,264	$7,465,179
Net loss	$(2,064,297)	$(814,369)	$(6,338,663)	$(2,811,855)

This selected unaudited pro forma consolidated financial data is included only for the purpose of illustration and does not necessarily indicate what the operating results would have been if the acquisitions had been completed on that date. Moreover, this information does not indicate what the Company’s future operating results will be. The information for 2014 and 2015 prior to the acquisitions is included based on prior accounting records maintained by the acquired companies. In some cases, accounting policies differed materially from accounting policies adopted by the Company following the acquisitions. For 2015, this information includes actual data recorded in its financial statements for the period subsequent to the date of the acquisition. The Company’s consolidated statement of operations for the three months ended September 30, 2015 includes net revenue and net loss of $1,198,397 and $(854,948), respectively, attributable to the 2015 acquisitions. The Company’s consolidated statement of operations for the nine months ended September 30, 2015 includes net revenue and net loss of $2,368,866 and $(1,209,682), respectively, attributable to the acquisitions. As the 2014 acquisition occurred on the last day of the period, there were no net revenues or income attributable to the acquisitions.

The pro forma amounts included in the table above reflect the application of accounting policies and adjustment of the results of the clinics to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments to property and equipment and intangible assets had been applied from January 1, 2014, together with the consequential tax impacts.

Note 2:      Acquisitions

Los Angeles County Acquisition of Franchise Units

On December 31, 2014, we acquired substantially all the assets and certain liabilities of six franchises held by The Joint RRC Corp. including four operating clinics in Los Angeles County for a purchase price of $900,000 which was paid in cash on December 31, 2014. We intend to operate four of the acquired franchises as company-owned clinics and to relocate two remaining franchises. As we acquired the clinics effective December 31, 2014, the Consolidated Statements of Comprehensive Operations do not include any post-acquisition results of operations.

The purchase price allocation for these acquisitions is preliminary and subject to further adjustment upon finalization of the opening balance sheet. The following summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition date:

Property and equipment	$297,630
Intangible assets	153,000
Goodwill	677,204
Total assets acquired	1,127,834
Unfavorable leases	(227,834)
Net assets acquired	$900,000

Intangible assets consist of reacquired franchise rights of $81,000 and customer relationships of $72,000 and will be amortized over their estimated useful lives of seven years and two years, respectively.

Unfavorable leases consist of leases with rents that are in excess of market value. This liability will be amortized over the lives of the associated leases.

Goodwill recorded in connection with this acquisition was attributable to the workforce of the clinics and synergies expected to arise from cost savings opportunities. All of the recorded goodwill is tax-deductible.

The supplemental pro forma information set forth in the following table has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2013, nor is it indicative of any future results.  The pro forma information does not give effect to any potential revenue enhancements or operating efficiencies that could result from the acquisition.

	Pro Forma for the Year Ended
	December 31, 2014	December 31, 2013
Revenues, net	$7,306,565	$5,879,654
Net loss	$(3,927,259)	$(374,932)

The pro forma amounts included in the table above reflect the application of our accounting policies and adjustment of the results of the clinics to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments to property and equipment and intangible assets had been applied from January 1, 2013, together with the consequential tax impacts.